Distribution Date: Feb 26, 2007
DISTRIBUTION PACKAGE
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Litton Loan Servicing
February 26, 2007
February 07, 2007
January 01, 2007
J.P. Morgan Securities Inc
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
26-Feb-07
Accrual Periods:
Begin End
Determination Date: 16-Feb-07 Floating Rate Certificates 2/7/2007 2/25/2007
Record Date Libor Certificates: 23-Feb-07 Fixed Certificates, Class CE 1/1/2007 1/31/2007
Record Date Other Certificates: 7-Feb-07
Original
Beginning
Class Interest
Net WAC
Applied Realized
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
AF-IA $122,546,000.00 $122,546,000.00 $2,377,568.05 $348,609.33 $0.00 $2,726,177.38 $0.00 $0.00 $120,168,431.95
AF-1B $122,546,000.00 $122,546,000.00 $2,377,568.05 $613,138.49 $0.00 $2,990,706.54 $0.00 $0.00 $120,168,431.95
AF-2 $86,330,000.00 $86,330,000.00 $0.00 $411,578.28 $0.00 $411,578.28 $0.00 $0.00 $86,330,000.00
AF-3 $69,619,000.00 $69,619,000.00 $0.00 $332,836.84 $0.00 $332,836.84 $0.00 $0.00 $69,619,000.00
AF-4 $20,291,000.00 $20,291,000.00 $0.00 $99,933.18 $0.00 $99,933.18 $0.00 $0.00 $20,291,000.00
AF-5 $19,732,000.00 $19,732,000.00 $0.00 $98,955.98 $0.00 $98,955.98 $0.00 $0.00 $19,732,000.00
AF-6 $49,007,000.00 $49,007,000.00 $0.00 $238,296.54 $0.00 $238,296.54 $0.00 $0.00 $49,007,000.00
M-1 $17,284,000.00 $17,284,000.00 $0.00 $50,627.72 $0.00 $50,627.72 $0.00 $0.00 $17,284,000.00
M-2 $17,284,000.00 $17,284,000.00 $0.00 $51,083.82 $0.00 $51,083.82 $0.00 $0.00 $17,284,000.00
M-3 $10,314,000.00 $10,314,000.00 $0.00 $30,592.47 $0.00 $30,592.47 $0.00 $0.00 $10,314,000.00
M-4 $9,704,000.00 $9,704,000.00 $0.00 $29,039.22 $0.00 $29,039.22 $0.00 $0.00 $9,704,000.00
M-5 $9,098,000.00 $9,098,000.00 $0.00 $27,369.82 $0.00 $27,369.82 $0.00 $0.00 $9,098,000.00
M-6 $8,795,000.00 $8,795,000.00 $0.00 $26,736.80 $0.00 $26,736.80 $0.00 $0.00 $8,795,000.00
M-7 $8,491,000.00 $8,491,000.00 $0.00 $27,201.86 $0.00 $27,201.86 $0.00 $0.00 $8,491,000.00
M-8 $7,279,000.00 $7,279,000.00 $0.00 $24,663.68 $0.00 $24,663.68 $0.00 $0.00 $7,279,000.00
B-1 $6,065,000.00 $6,065,000.00 $0.00 $22,790.92 $0.00 $22,790.92 $0.00 $0.00 $6,065,000.00
B-2 $6,367,000.00 $6,367,000.00 $0.00 $37,140.83 $0.00 $37,140.83 $0.00 $0.00 $6,367,000.00
CE-1* $15,869,671.61 $15,869,671.61 $0.00 $1,427,032.24 $0.00 $1,427,032.24 $0.00 $0.00 $15,869,671.62
CE-2 $0.00 $0.00 $0.00 $176,931.38 $0.00 $176,931.38 $0.00 $0.00 $0.00
P $100.00 $100.00 $0.00 $85,314.53 $0.00 $85,314.53 $0.00 N/A $100.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $590,752,100.00 $590,752,100.00 $4,755,136.10 $4,159,873.93 $0.00 $8,915,010.03 $0.00 $0.00 $585,996,963.90
* Notional Balance
AMOUNTS PER $1,000 UNIT
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
AF-IA 1248MGAJ3 $19.40143334 $2.84472223 NA $22.24615557 $0.00000000 $0.00000000 $980.59856666 5.39000%
AF-1B 1248MGAX2 $19.40143334 $5.00333336 NA $24.40476670 $0.00000000 $0.00000000 $980.59856666 6.00400%
AF-2 1248MGAK0 $0.00000000 $4.76750006 NA $4.76750006 $0.00000000 $0.00000000 $1,000.00000000 5.72100%
AF-3 1248MGAL8 $0.00000000 $4.78083339 NA $4.78083339 $0.00000000 $0.00000000 $1,000.00000000 5.73700%
AF-4 1248MGAM6 $0.00000000 $4.92500025 NA $4.92500025 $0.00000000 $0.00000000 $1,000.00000000 5.91000%
AF-5 1248MGAN4 $0.00000000 $5.01500000 NA $5.01500000 $0.00000000 $0.00000000 $1,000.00000000 6.01800%
AF-6 1248MGAP9 $0.00000000 $4.86250005 NA $4.86250005 $0.00000000 $0.00000000 $1,000.00000000 5.83500%
M-1 1248MGAQ7 $0.00000000 $2.92916686 NA $2.92916686 $0.00000000 $0.00000000 $1,000.00000000 5.55000%
M-2 1248MGAR5 $0.00000000 $2.95555543 NA $2.95555543 $0.00000000 $0.00000000 $1,000.00000000 5.60000%
M-3 1248MGAS3 $0.00000000 $2.96611111 NA $2.96611111 $0.00000000 $0.00000000 $1,000.00000000 5.62000%
M-4 1248MGAT1 $0.00000000 $2.99250000 NA $2.99250000 $0.00000000 $0.00000000 $1,000.00000000 5.67000%
M-5 1248MGAU8 $0.00000000 $3.00833370 NA $3.00833370 $0.00000000 $0.00000000 $1,000.00000000 5.70000%
M-6 1248MGAV6 $0.00000000 $3.04000000 NA $3.04000000 $0.00000000 $0.00000000 $1,000.00000000 5.76000%
M-7 1248MGAW4 $0.00000000 $3.20361088 NA $3.20361088 $0.00000000 $0.00000000 $1,000.00000000 6.07000%
M-8 1248MGAA2 $0.00000000 $3.38833356 NA $3.38833356 $0.00000000 $0.00000000 $1,000.00000000 6.42000%
B-1 1248MGAB0 $0.00000000 $3.75777741 NA $3.75777741 $0.00000000 $0.00000000 $1,000.00000000 7.12000%
B-2 1248MGAC8 $0.00000000 $5.83333281 NA $5.83333281 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
CE-1* 1248MGAD6 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
CE-2 1248MGAE4 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
P 1248MGAF1 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R 1248MGAG9 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X 1248MGAH7 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.32000%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
February 26, 2007
Index +
Interest
Allocation of
Cap Carryover
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Cap Carryover
Cap Carryover
Carry Forward
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Amount
Paid
Amount
Paid
Paid (2)
Shortfall
AF-IA 5.39000% $348,609.33 $0.00 $0.00 $0.00 $0.00 $0.00 $348,609.33 $0.00
AF-1B 6.00400% $613,138.49 $0.00 $0.00 $0.00 $0.00 $0.00 $613,138.49 $0.00
AF-2 5.72100% $411,578.28 $0.00 $0.00 $0.00 $0.00 $0.00 $411,578.28 $0.00
AF-3 5.73700% $332,836.84 $0.00 $0.00 $0.00 $0.00 $0.00 $332,836.84 $0.00
AF-4 5.91000% $99,933.18 $0.00 $0.00 $0.00 $0.00 $0.00 $99,933.18 $0.00
AF-5 6.01800% $98,955.98 $0.00 $0.00 $0.00 $0.00 $0.00 $98,955.98 $0.00
AF-6 5.83500% $238,296.54 $0.00 $0.00 $0.00 $0.00 $0.00 $238,296.54 $0.00
M-1 5.55000% $50,627.72 $0.00 $0.00 $0.00 $0.00 $0.00 $50,627.72 $0.00
M-2 5.60000% $51,083.82 $0.00 $0.00 $0.00 $0.00 $0.00 $51,083.82 $0.00
M-3 5.62000% $30,592.47 $0.00 $0.00 $0.00 $0.00 $0.00 $30,592.47 $0.00
M-4 5.67000% $29,039.22 $0.00 $0.00 $0.00 $0.00 $0.00 $29,039.22 $0.00
M-5 5.70000% $27,369.82 $0.00 $0.00 $0.00 $0.00 $0.00 $27,369.82 $0.00
M-6 5.76000% $26,736.80 $0.00 $0.00 $0.00 $0.00 $0.00 $26,736.80 $0.00
M-7 6.07000% $27,201.86 $0.00 $0.00 $0.00 $0.00 $0.00 $27,201.86 $0.00
M-8 6.42000% $24,663.68 $0.00 $0.00 $0.00 $0.00 $0.00 $24,663.68 $0.00
B-1 7.12000% $22,790.92 $0.00 $0.00 $0.00 $0.00 $0.00 $22,790.92 $0.00
B-2 7.00000% $37,140.83 $0.00 $0.00 $0.00 $0.00 $0.00 $37,140.83 $0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Supplemental Interest Trust:
Reconciliation:
Swap Account
 Swap Notional Balance
$216,860,000.00 Available funds (A):
Deposit: Investment Income $0.00 Remittance/Collection Account Beginning Balance $8,871,557.27
Deposit: Net Counterparty Payment $45,980.34 Net Payments to Trust from Swap Counterparty $45,980.34
Deposit: Counterparty Termination Payment $0.00 Net Funds from Supplemental Interest $0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty $0.00 Net Funds from Interest Rate Cap Agreement $0.00
Deposit / Withdrawal : Swap Termination Payment to Counterparty $0.00 $8,917,537.61
Dep / Withdrwl : Defaulted Swap Termination Pmnt to Counterparty $0.00 Distributions (B):
Withdrawal : to pay interest on certificates $0.00 Trustee Fee $2,527.59
Withdrawal : to Principal Remittance, to maintain Target OC $0.00 Net Payments to Counterparty from Swap Trust $0.00
Withdrawal: to pay Unpaid Realized Loss Amount $0.00 Total Interest distributed $4,159,873.93
Withdrawal: to pay Net Wac Carryover Amounts $0.00 Total Principal distributed $4,755,136.10
Withdrawal : to CE, remaining amounts $45,980.34 $8,917,537.62
Basis Risk Reserve Fund
(A)-(B): (0.01)
Beginning Balance
$5,000.00
Required Amount $0.00 Collection Account Ending Balance (0.01)
Deposit $0.00
Withdrawl $0.00
Fees:
Ending Balance $5,000.00 Total Fees $78,355.20
Servicing Fee $75,827.61
Trustee Fee $2,527.59
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Trigger Event:
Excess Interest Distributions:
Relevant Information:
A) Rolling 6-Month Delinquency Average
0.018% Excess available interest (A): $1,381,051.90
B) Ending Collateral Balance $601,866,535.52
C) 41.67% of prior period Senior Enhancement % 8.069% 1) as additional principal to certificates $0.00
D) Cumulative Loss Amount $0.00 2) Basis Risk Reserve Fund Deposit $0.00
E) Cumulative Realized Losses/Cut-off Balance 0.000% 3) Remaining Amounts to CE $1,381,051.90
F) Applicable Cumulative Loss % 100%
G) Cumulative Loss % 0.000% (B): $1,381,051.90
H) Aggregate Outstanding Balance of 60+ day Delinquent Loans $107,677.56
(A)-(B) $0.00
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6 Mo Delq. Avg equals or exceeds 41.67% of prior Senior Enhancement %(A >= C)
NO
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Stepdown Date:
Relevant Information:
Overcollateralization:
Senior Enhancement Percentage 19.364870%
Overcollateralization Amount (before distributions) $15,869,671.61
Overcollateralization Release Amount $0.00 The earlier of:
Overcollateralization Deficiency $0.00 1) Distribution after Class A balances reduced to zero NO
Overcollateralization Target Amount $15,772,163.46 1) later of (x) Distribution in February 2010 NO
Overcollateralization Floor $3,033,108.36 (y) Date when Senior Enhancement % >=38.40% NO
Overcollateralization Amount (after distributions) $15,869,671.62
NO
Overcollateralization Deficiency Amount (after distributions) $0.00
Miscellaneous:
Recoveries
$0.00
Current Advances $0.00
Outstanding Advances $0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Feb 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
606,621,671.61
4,755,136.09
0.00
601,866,535.52
234,059.99
4,503,173.69
17,902.41
0.00
0.00
4,755,136.09
4,106,934.26
75,827.61
0.00
0.00
0.00
0.00
0.00
4,031,106.65
85,314.53
0.00
8,871,557.27
3,100
3,080
0.9921612822
8.12421%
7.61921%
11.26461%
0.00
0.00
0.00
0.00
3,090,025.05
12
0
0.00
176,931.38
75,827.61
0.00
0.00
0.00
0.00
0.00

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
730 41,153,453.66 6.84%
100K to 199.99K
1,090 163,553,462.26 27.17%
200K to 299.99K
729 176,215,093.46 29.28%
300K to 399.99K
303 104,624,084.88 17.38%
400K to 499.99K
142 63,091,418.39 10.48%
500K to 599.99K
48 26,048,512.70 4.33%
600K to 699.99K
21 13,512,066.35 2.25%
700K to 799.99K
9 6,590,496.25 1.10%
800K to 899.99K
6 5,079,368.67 0.84%
900K to 999.99K
2 1,998,578.90 0.33%
Total
3,080
601,866,535.52
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 368,706.57 0.06%
5.50% - 5.99%
14 3,784,116.55 0.63%
6.00% - 6.49%
79 20,635,596.15 3.43%
6.50% - 6.99%
433 109,144,610.66 18.13%
7.00% - 7.49%
368 88,485,994.33 14.70%
7.50% - 7.99%
508 120,700,894.68 20.05%
8.00% - 8.49%
279 62,296,523.42 10.35%
8.50% - 8.99%
378 77,219,734.30 12.83%
9.00% - 9.49%
162 31,272,759.93 5.20%
9.50% - 9.99%
245 34,150,891.74 5.67%
10.00% - 10.49%
126 12,888,640.47 2.14%
10.50% - 10.99%
134 14,710,941.84 2.44%
11.00% - 11.49%
127 10,037,546.67 1.67%
11.50% - 11.99%
87 8,538,144.34 1.42%
12.00% - 12.49%
72 3,883,456.50 0.65%
12.50% - 12.99%
39 2,403,505.78 0.40%
13.00% - 13.49%
12 585,937.70 0.10%
13.50% - 13.99%
10 428,861.04 0.07%
14.00% - 14.49%
3 153,712.82 0.03%
14.50% - 14.99%
1 107,451.69 0.02%
15.50% - 15.99%
1 32,978.84 0.01%
16.50% - 16.99%
1 35,529.50 0.01%
Total
3,080
601,866,535.52
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.12%
Count
Balance ($)
%
2.00% - 2.99%
2 952,677.00 0.28%
3.00% - 3.99%
2 856,847.55 0.25%
4.00% - 4.99%
99 25,258,445.66 7.30%
5.00% - 5.99%
286 72,582,709.65 20.97%
6.00% - 6.99%
828 204,260,440.59 59.01%
7.00% - 7.99%
153 34,667,556.51 10.01%
8.00% - 8.99%
43 7,580,911.57 2.19%
Total
1,413
346,159,588.53
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.19%
Count
Balance ($)
%
0.00% - 0.99%
130 27,807,177.26 8.03%
5.00% - 5.99%
7 2,264,132.14 0.65%
6.00% - 6.99%
243 65,564,333.90 18.94%
7.00% - 7.99%
445 118,759,756.71 34.31%
8.00% - 8.99%
330 79,597,674.10 22.99%
9.00% - 9.99%
156 32,955,239.15 9.52%
10.00% - 10.99%
63 12,189,085.14 3.52%
11.00% - 11.99%
37 6,707,760.97 1.94%
12.00% - 12.99%
2 314,429.16 0.09%
Total
1,413
346,159,588.53
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.37%

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
11.00% - 11.99%
6 1,854,268.42 0.54%
12.00% - 12.99%
223 58,833,034.91 17.00%
13.00% - 13.99%
355 92,653,576.39 26.77%
14.00% - 14.99%
405 102,168,141.52 29.51%
15.00% - 15.99%
235 55,222,825.70 15.95%
16.00% - 16.99%
98 19,075,468.70 5.51%
17.00% - 17.99%
52 10,313,120.91 2.98%
18.00% - 18.99%
17 2,237,025.29 0.65%
19.00% - 19.99%
22 3,802,126.69 1.10%
Total
1,413
346,159,588.53
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.40%
Count
Balance ($)
%
6
1,274 312,789,106.68 90.36%
12
139 33,370,481.85 9.64%
Total
1,413
346,159,588.53
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,274 312,789,106.68 90.36%
12
139 33,370,481.85 9.64%
Total
1,413
346,159,588.53
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
1,413 346,159,588.53 100.00%
Total
1,413
346,159,588.53
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
102 22,218,941.82 3.69%
3 Units
25 6,809,838.32 1.13%
4 Units
15 4,749,153.42 0.79%
Condominium
234 38,185,392.94 6.34%
Other
11 1,365,202.61 0.23%
Planned Unit Development
498 111,872,443.28 18.59%
Single Family
2,194 416,613,663.58 69.22%
Townhouse
1 51,899.55 0.01%
Total
3,080
601,866,535.52
100.00%
Property Type
Type

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2005
71 12,514,467.25 2.08%
2006
2,991 585,444,279.71 97.27%
2007
18 3,907,788.56 0.65%
Total
3,080
601,866,535.52
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
10.00%-14.99%
20 1,050,026.46 0.17%
15.00%-19.99%
46 3,018,330.54 0.50%
20.00%-24.99%
469 26,974,154.37 4.48%
25.00%-29.99%
18 1,773,536.27 0.29%
30.00%-34.99%
17 2,434,343.73 0.40%
35.00%-39.99%
15 2,527,030.77 0.42%
40.00%-44.99%
35 5,893,388.92 0.98%
45.00%-49.99%
50 9,176,672.07 1.52%
50.00%-54.99%
59 12,781,681.40 2.12%
55.00%-59.99%
86 17,036,593.59 2.83%
60.00%-64.99%
119 27,592,006.32 4.58%
65.00%-69.99%
148 31,708,367.49 5.27%
70.00%-74.99%
161 33,813,533.33 5.62%
75.00%-79.99%
203 46,589,978.24 7.74%
80.00%-84.99%
670 165,124,528.04 27.44%
85.00%-89.99%
201 45,358,647.49 7.54%
90.00%-94.99%
294 66,422,871.10 11.04%
95.00%-99.99%
236 55,683,224.65 9.25%
100.0%-105.0%
223 46,480,587.24 7.72%
5.00%- 9.99%
10 427,033.50 0.07%
Total
3,080
601,866,535.52
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
145 - 168
1 368,706.57 0.06%
169 - 192
65 4,885,530.07 0.81%
193 - 216
1 34,575.83 0.01%
217 - 240
18 1,848,129.82 0.31%
265 - 288
10 635,806.67 0.11%
289 - 312
2 235,967.77 0.04%
313 - 336
2 255,988.11 0.04%
337 - 360
2,041 359,238,793.75 59.69%
457 - 480
520 130,403,357.23 21.67%
481 +
420 103,959,679.70 17.27%
Total
3,080
601,866,535.52
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 416

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
145 - 168
1 368,706.57 0.06%
169 - 192
147 9,059,484.40 1.51%
193 - 216
1 34,575.83 0.01%
217 - 240
18 1,848,129.82 0.31%
265 - 288
10 635,806.67 0.11%
289 - 312
2 235,967.77 0.04%
313 - 336
2 255,988.11 0.04%
337 - 360
2,890 586,912,176.14 97.52%
457 - 480
9 2,515,700.21 0.42%
Total
3,080
601,866,535.52
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 352
Count
Balance ($)
%
169 - 192
66 5,254,236.64 0.87%
217 - 240
19 1,882,705.65 0.31%
265 - 288
10 635,806.67 0.11%
289 - 312
2 235,967.77 0.04%
337 - 360
2,043 359,494,781.86 59.73%
457 - 480
520 130,403,357.23 21.67%
481 +
420 103,959,679.70 17.27%
Total
3,080
601,866,535.52
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 422
Count
Balance ($)
%
169 - 192
148 9,428,190.97 1.57%
217 - 240
19 1,882,705.65 0.31%
265 - 288
10 635,806.67 0.11%
289 - 312
2 235,967.77 0.04%
337 - 360
2,892 587,168,164.25 97.56%
457 - 480
9 2,515,700.21 0.42%
Total
3,080
601,866,535.52
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 357

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
20 2,740,457.22 0.46%
ALASKA
1 27,558.84 0.00%
ARIZONA
154 30,638,547.22 5.09%
ARKANSAS
17 2,139,254.20 0.36%
CALIFORNIA
557 163,699,643.55 27.20%
COLORADO
84 15,442,387.17 2.57%
CONNECTICUT
75 13,183,083.04 2.19%
DELAWARE
20 4,306,798.87 0.72%
FLORIDA
595 98,778,690.97 16.41%
GEORGIA
64 8,949,099.11 1.49%
HAWAII
26 6,396,360.63 1.06%
IDAHO
26 4,459,375.27 0.74%
ILLINOIS
84 14,913,308.79 2.48%
INDIANA
14 1,361,461.63 0.23%
IOWA
6 743,606.23 0.12%
KANSAS
10 1,970,970.04 0.33%
KENTUCKY
17 1,740,208.36 0.29%
LOUISIANA
12 1,651,563.60 0.27%
MAINE
25 4,050,055.74 0.67%
MARYLAND
69 12,509,847.98 2.08%
MASSACHUSETTS
29 5,670,314.45 0.94%
MICHIGAN
34 4,364,596.54 0.73%
MINNESOTA
29 4,666,636.24 0.78%
MISSISSIPPI
11 1,454,083.94 0.24%
MISSOURI
38 5,907,882.22 0.98%
MONTANA
7 1,662,497.78 0.28%
NEBRASKA
11 1,169,322.72 0.19%
NEVADA
93 21,240,784.40 3.53%
NEW HAMPSHIRE
23 3,293,141.23 0.55%
NEW JERSEY
29 7,051,295.10 1.17%
NEW MEXICO
7 1,160,159.34 0.19%
NEW YORK
93 20,846,233.34 3.46%
NORTH CAROLINA
35 5,776,823.76 0.96%
NORTH DAKOTA
1 21,981.85 0.00%
OHIO
35 4,980,272.32 0.83%
OKLAHOMA
13 1,978,173.96 0.33%
OREGON
73 13,364,871.18 2.22%
PENNSYLVANIA
123 19,996,012.24 3.32%
RHODE ISLAND
15 3,183,355.30 0.53%
SOUTH CAROLINA
14 1,773,840.80 0.29%
TENNESSEE
66 8,617,379.36 1.43%
TEXAS
161 18,887,079.17 3.14%
UTAH
51 9,446,626.57 1.57%
VERMONT
1 128,503.41 0.02%
VIRGINIA
71 15,518,552.22 2.58%
WASHINGTON
121 27,585,188.61 4.58%
WEST VIRGINIA
1 37,897.25 0.01%
WISCONSIN
12 1,344,675.54 0.22%
WYOMING
7 1,036,076.22 0.17%
Total
3,080
601,866,535.52
100.00%
Geographic Distribution by State
State

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
ARIZONA
WASHINGTON
NEVADA
NEW YORK
PENNSYLVANIA
TEXAS
VIRGINIA
COLORADO
ILLINOIS
OREGON
CONNECTICUT
MARYLAND
UTAH
GEORGIA
TENNESSEE
NEW JERSEY
HAWAII
MISSOURI
NORTH CAROLINA
MASSACHUSETTS
OHIO
MINNESOTA
IDAHO
MICHIGAN
DELAWARE
MAINE
NEW HAMPSHIRE
RHODE ISLAND
ALABAMA
ARKANSAS
OKLAHOMA
KANSAS
SOUTH CAROLINA
KENTUCKY
MONTANA
LOUISIANA
MISSISSIPPI
INDIANA
WISCONSIN
NEBRASKA
NEW MEXICO
WYOMING
IOWA
VERMONT
WEST VIRGINIA
ALASKA
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Feb 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,045
592,816,203.19
98.50%
593,009,842.15
34
8,942,654.77
1.49%
8,951,958.78
1
107,677.56
0.02%
107,894.22
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,080
601,866,535.52
602,069,695.15
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,045
592,816,203.19
98.50%
593,009,842.15
34
8,942,654.77
1.49%
8,951,958.78
1
107,677.56
0.02%
107,894.22
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,080
601,866,535.52
100.00%
602,069,695.15
Current
30 - 59
days
60 - 89
days
Current 98.5%
30 - 59 days 1.5%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Feb 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
34 8,942,654.77 98.81% 1 107,677.56 1.19% 0 0.00 0.00% 0 0.00 0.00%
35
9,050,332.33
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
34
8,942,654.77
98.81%
1
107,677.56
1.19%
0
0.00
0.00%
0
0.00
0.00%
35
9,050,332.33
100.00%
98.81
1.19
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Feb 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
February 2007
Count
Balance ($)
30 - 59 days
193 38,012,129.35
60 - 89 days
30 8,191,036.05
90 - 120 days
1 107,677.56
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
2/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
2/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
2/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
2/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
2/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
2/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
2/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Feb 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
8.59%
4,521,076.10
Life CPR
8.59%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/
1/
20
07
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
2/
1/
20
07
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/
1/
20
07
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
2/
1/
20
07
Group 1
Total
Amount ($)

Distribution Date: Feb 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Feb 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Feb 26, 2007
REO LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Feb 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
20 4,514,547.62 4,503,173.69 0.00 606,621,671.61
0.74%
99.26%
1
Prepayment 0.74%
Liquidation 0.00%
Beginning Balance 99.26%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
12900510 59,647.62 57,748.97 57,660.52 0.00 0.00 0.00 Voluntary PIF 01/31/2007 88.45 7.000% 0.00
15999881 370,800.00 368,311.59 368,053.36 0.00 0.00 0.00 Voluntary PIF 02/01/2007 258.23 8.150% 12,007.51
30004915 210,000.00 209,297.19 209,193.50 0.00 0.00 0.00 Voluntary PIF 02/13/2007 103.69 9.750% 0.00
30018840 76,160.00 75,718.01 75,683.56 0.00 0.00 0.00 Voluntary PIF 02/15/2007 34.45 10.450% 1,523.20
30028054 396,600.00 395,896.07 395,822.50 0.00 0.00 0.00 Voluntary PIF 02/06/2007 73.57 9.740% 0.00
30056303 175,500.00 175,145.12 175,072.27 0.00 0.00 0.00 Voluntary PIF 02/05/2007 72.85 10.500% 1,751.45
30063929 189,000.00 188,870.48 188,843.89 0.00 0.00 0.00 Voluntary PIF 02/06/2007 26.59 10.525% 0.00
30064406 189,000.00 188,779.44 188,734.36 0.00 0.00 0.00 Voluntary PIF 02/01/2007 45.08 8.750% 6,605.35
30066344 460,000.00 459,999.96 459,999.96 0.00 0.00 0.00 Voluntary PIF 02/05/2007 0.00 8.875% 16,329.99
30068035 363,750.00 363,750.00 363,750.00 0.00 0.00 0.00 Voluntary PIF 02/01/2007 0.00 7.350% 10,694.25
30068159 360,000.00 359,371.09 359,242.99 0.00 0.00 0.00 Voluntary PIF 02/02/2007 128.10 7.350% 10,565.56
30069215 236,000.00 235,596.34 235,514.10 0.00 0.00 0.00 Voluntary PIF 02/15/2007 82.24 7.425% 2,356.78
30076855 242,250.00 241,859.48 241,780.02 0.00 0.00 0.00 Voluntary PIF 02/01/2007 79.46 7.640% 2,052.46
30079883 110,000.00 109,904.42 109,879.86 0.00 0.00 0.00 Voluntary PIF 02/05/2007 24.56 13.300% 1,099.04
30099360 267,700.00 267,110.94 266,912.10 0.00 0.00 0.00 Voluntary PIF 01/29/2007 198.84 7.590% 8,105.01
30110498 97,375.00 97,237.98 97,202.93 0.00 0.00 0.00 Voluntary PIF 02/08/2007 35.05 11.125% 0.00
30111074 40,565.00 40,487.24 40,471.27 0.00 0.00 0.00 Voluntary PIF 01/31/2007 15.97 10.750% 0.00
30117725 50,000.00 49,918.54 49,901.78 0.00 0.00 0.00 Voluntary PIF 02/14/2007 16.76 11.500% 0.00
30167944 375,400.00 375,204.57 375,138.37 0.00 0.00 0.00 Voluntary PIF 02/14/2007 66.20 9.720% 0.00
30168462 244,800.00 244,478.66 244,316.35 0.00 0.00 0.00 Voluntary PIF 02/13/2007 162.31 8.125% 12,223.93
Total:
20
4,514,547.62
4,504,686.09
1,512.40
4,503,173.69
0.00
0.00
0.00
85,314.53

Distribution Date: Feb 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Feb 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #